Share-based Compensation (Restricted Share Units) (Details)	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Mar. 17, 2011 Restricted Share Units (RSUs) [Member]	Dec. 31, 2014 Restricted Share Units (RSUs) [Member] USD ($)	Dec. 31, 2014 Restricted Share Units (RSUs) [Member] CNY	Dec. 31, 2013 Restricted Share Units (RSUs) [Member] USD ($)	Dec. 31, 2013 Restricted Share Units (RSUs) [Member] CNY	Dec. 31, 2012 Restricted Share Units (RSUs) [Member] USD ($)	Dec. 31, 2012 Restricted Share Units (RSUs) [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)						4 years	4 years
Number of Units
Number of Shares, Unvested, Beginning Balance						425,579	425,579	1,687,178	1,687,178	4,256,608	4,256,608
Number of Units, Granted					10,050,958	0	0	0	0	0	0
Number of Units, Vested						(386,763)	(386,763)	(1,156,282)	(1,156,282)	(1,966,987)	(1,966,987)
Number of Units, Forfeited						(6,316)	(6,316)	(105,317)	(105,317)	(602,443)	(602,443)
Number of Shares, Unvested, Ending Balance						32,500	32,500	425,579	425,579	1,687,178	1,687,178
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant-Date Fair Value, Unvested, Beginning Balance (US$ per share)						$ 1.07		$ 1.07		$ 1.07
Weighted-Average Grant-Date Fair Value, Granted (US$ per share)						$ 0.00		$ 0.00		$ 0.00
Weighted-Average Grant-Date Fair Value, Vested (US$ per share)						$ 1.07		$ 1.07		$ 1.07
Weighted-Average Grant-Date Fair Value, Forfeited (US$ per share)						$ 1.07		$ 1.07		$ 1.07
Weighted-Average Grant-Date Fair Value, Unvested, Ending Balance (US$ per share)						$ 1.07		$ 1.07		$ 1.07
Recognized share-based compensation	$ 8,571,000	53,181,000	16,723,000	6,759,000		$ 50,000	300,000		1,300,000		3,100,000
Unrecognized share-based compensation						200	1,200
Unrecognized share-based compensation, weighted average period for recognition (in years)						0 years 2 months 12 days	0 years 2 months 12 days
Total fair value of restricted share units vested						$ 400,000		$ 1,200,000		$ 2,100,000